UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-05454

BNY Mellon New Jersey Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	12/31
Date of reporting period:	6/30/2022

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon New Jersey Municipal Bond Fund, Inc.

SEMI-ANNUAL REPORT June 30, 2022

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

T H E F U N D

F O R M O R E I N F O R M AT I O N

Back Cover

DISCUSSION OF FUND PERFORMANCE (Unaudited)

For the period from January 1, 2022, through June 30, 2022, as provided by Daniel Barton and Jeffrey Burger, Portfolio Managers of Insight North America LLC, sub-adviser

Market and Fund Performance Overview

For the six-month period ended June 30, 2022, BNY Mellon New Jersey Municipal Bond Fund, Inc.’s (the “fund”) Class A shares produced a total return of −9.23%, Class C shares returned −9.58%, Class I shares returned −9.12%, Class Y shares returned −9.07% and Class Z shares returned −9.14%.1 In comparison, the Bloomberg U.S. Municipal Bond Index (the “Index”), the fund’s benchmark index, which is composed of bonds issued nationally and not solely within New Jersey, produced a total return of −8.98% for the same period.2

Municipal bonds lost ground during the period amid high inflation and rising interest rates. The fund lagged the Index, due largely to the underperformance of New Jersey bonds generally and to an overweight position in revenue bonds.

The Fund’s Investment Approach

The fund seeks as high a level of current income exempt from federal and New Jersey state income taxes as is consistent with the preservation of capital. To pursue its goal, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in municipal bonds rated, at the time of purchase, investment grade (i.e., Baa/BBB or higher) or the unrated equivalent as determined by Insight North America LLC, the fund’s sub-adviser. The fund may invest up to 20% of its assets in municipal bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by the fund's sub-adviser. The dollar-weighted average maturity of the fund's portfolio normally exceeds ten years, but the fund may invest without regard to maturity.

We focus on identifying undervalued sectors and securities and minimizing the use of interest-rate forecasting. We select municipal bonds for the fund’s portfolio by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and actively trade among various sectors, such as pre-refunded, general obligation and revenue, based on their apparent relative values. Although the fund seeks to provide income exempt from federal and New Jersey state income taxes, interest from some of the fund’s holdings may be subject to the federal alternative minimum tax.

Inflation and Rising Rates Weigh on Markets

Fixed-income markets posted a negative performance during the reporting period, which was driven by intermittent concerns about the pandemic, worries about rising inflation, Russia’s invasion of Ukraine and tightening of monetary policy rate by the Federal Reserve (the “Fed”).

Prior to the reporting period, the market experienced strong inflows, supported by the fiscal health of issuers resulting from a strengthening economy. Strong stock market returns also boosted revenues from capital gains taxes.

During the reporting period, however, a number of headwinds emerged. As oil prices rose, and inflation measures reached multi-decade highs, the outlook for inflation shifted away from the view that pricing pressures were “transitory.” Fed officials also initiated increases in short-term interest rates, with hikes in March, May and June 2022, bringing the federal funds rate target to 1.50%-1.75%. The Fed also announced that its quantitative tightening program, in which it begins to reduce its bond holdings, would begin in June 2022.

The persistence of higher-than-expected inflation, combined with measures from the Fed to combat it, led to significant outflows from municipal bond mutual funds during the period. The need for fund managers to meet redemptions only added to the downward momentum. In addition, the latter part of the period was characterized by volatility stemming from these headwinds as well as from the war in Ukraine.

While headwinds prevailed during the period, credit fundamentals in the municipal market remain strong. In addition, market turmoil has resulted in more attractive valuations.

New Jersey Bonds Lagged

The fund’s performance versus the Index was hindered by the performance of New Jersey bonds, as lower-quality bonds generally underperformed. The fund’s overweight allocation to revenue bonds also contributed negatively to returns, especially holdings in hospitals, education and special tax. Underweight positions in electric utilities and water & sewer also detracted. The fund’s overweight position in A and BBB rated bonds hampered relative returns as well since lower-quality bonds generally underperformed. The fund did not make use of derivatives during the period.

The fund’s relative performance was aided by its duration positioning. The fund was underweighted at the long end of the municipal bond yield curve, which steepened somewhat as prices fell. Performance was also assisted by the decision not to own Puerto Rico bonds, which performed poorly.

Potential for an Economic Slowdown

With the decline in fixed-income markets, including the municipal bond market, valuations have become more attractive, and we have become more positive on the outlook. In addition, we anticipate that inflation will soon peak. Moreover, investors may be concerned about the possibility that in tightening monetary policy, the Fed will overshoot and be unable to bring about a “soft landing.” This could lead to an economic slowdown.

Credit fundamentals, however, remain strong, and, in fact, New Jersey continues to make progress in improving its fiscal condition, including bolstering the funded status of its pension fund. Municipal bonds have often served as a safe haven for retail investors, and we believe the market is currently positioned well for possible economic weakness.

July 15, 2022

1 Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Class I, Class Y, and Class Z shares are not subject to any initial or deferred sales charge. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes for non-New Jersey residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable. The fund’s returns reflect the absorption of certain fund expenses by BNY Mellon Investment Adviser, Inc. pursuant to an agreement in effect that may be extended, terminated or modified after April 29, 2023. Had these expenses not been absorbed, returns would have been lower.

2 Source: Lipper Inc. — The Bloomberg U.S. Municipal Bond Index covers the U.S. dollar-denominated, long-term, tax-exempt bond market. Investors cannot invest directly in any index.

Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines. High yield bonds are subject to increased credit risk and are considered speculative in terms of the issuer’s perceived ability to continue making interest payments on a timely basis and to repay principal upon maturity.

Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in BNY Mellon New Jersey Municipal Bond Fund, Inc. from January 1, 2022 to June 30, 2022. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
Assume actual returns for the six months ended June 30, 2022

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$4.02	$7.55	$2.84	$2.84	$3.12
Ending value (after expenses)	$907.70	$904.20	$908.80	$909.30	$908.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
Assuming a hypothetical 5% annualized return for the six months ended June 30, 2022

	Class A	Class C	Class I	Class Y	Class Z
Expenses paid per $1,000†	$4.26	$8.00	$3.01	$3.01	$3.31
Ending value (after expenses)	$1,020.58	$1,016.86	$1,021.82	$1,021.82	$1,021.52
†

Expenses are equal to the fund’s annualized expense ratio of .85% for Class A, 1.60% for Class C, .60% for Class I, .60% for Class Y and .66% for Class Z, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

June 30, 2022 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.0%
New Jersey - 82.0%
East Orange Board of Education, COP (Insured; Assured Guaranty Municipal Corp.)	0.00	2/1/2026	745,000	[a]	672,118
East Orange Board of Education, COP (Insured; Assured Guaranty Municipal Corp.)	0.00	2/1/2028	2,345,000	[a]	1,963,697
Edison Township, GO, Refunding	3.00	3/15/2033	1,365,000		1,281,523
Essex County Improvement Authority, Revenue Bonds (Friends of TEAM Academy Charter School Obligated Group)	4.00	6/15/2056	3,030,000		2,568,074
Garden Preservation Trust, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.75	11/1/2028	10,000,000		11,214,795
Hudson County Improvement Authority, Revenue Bonds	5.00	5/1/2046	2,500,000		2,643,473
Hudson County Improvement Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. A1	0.00	12/15/2034	3,000,000	[a]	1,886,622
Hudson County Improvement Authority, Revenue Bonds, Refunding (Insured; County Guaranteed)	4.00	1/1/2037	2,000,000		2,031,269
Hudson County Improvement Authority, Revenue Bonds, Refunding (Insured; County Guaranteed)	4.00	1/1/2036	1,250,000		1,276,453
Irvington Township, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/15/2024	2,000,000	[b]	2,118,044
Jersey City, GO, Refunding, Ser. A	5.00	11/1/2033	400,000		440,184
Jersey City Redevelopment Agency, Revenue Bonds (Bayfront Redevelopment Project) (Insured; Municipal Government Guaranteed)	4.00	12/15/2031	5,000,000		5,277,731
Middlesex County Monroe Township Board of Education, GO, Refunding (Insured; School Bond Reserve Fund)	5.00	3/1/2025	1,250,000	[b]	1,344,657
Middletown Township Board of Education, GO, Refunding (Insured; School Bond Reserve Fund)	5.00	8/1/2026	3,175,000		3,495,349

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.0% (continued)
New Jersey - 82.0% (continued)
New Brunswick Parking Authority, Revenue Bonds, Refunding (Insured; Build America Mutual) Ser. A	5.00	9/1/2035	2,000,000		2,137,137
New Jersey, GO (COVID-19 Emergency Bonds) Ser. A	4.00	6/1/2031	1,000,000		1,056,017
New Jersey Economic Development Authority, Revenue Bonds (Beloved Community Charter School Project) Ser. A	5.00	6/15/2049	1,105,000	[c]	1,081,512
New Jersey Economic Development Authority, Revenue Bonds (Beloved Community Charter School Project) Ser. A	5.00	6/15/2054	725,000	[c]	701,406
New Jersey Economic Development Authority, Revenue Bonds (Charter Foundation Academy Charter School Project) Ser. A	5.00	7/1/2050	1,000,000		1,004,513
New Jersey Economic Development Authority, Revenue Bonds (The Goethals Bridge Replacement Project)	5.38	1/1/2043	3,500,000		3,556,835
New Jersey Economic Development Authority, Revenue Bonds, Refunding (American Water Co.) Ser. A	2.20	12/3/2029	3,000,000	[d]	2,649,191
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Cranes Mill Project)	5.00	1/1/2049	2,000,000		2,025,401
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. N1	5.50	9/1/2027	10,000,000		11,173,205
New Jersey Economic Development Authority, Revenue Bonds, Refunding (New Jersey Natural Gas Company Project)	3.00	8/1/2043	3,500,000		2,745,402
New Jersey Economic Development Authority, Revenue Bonds, Refunding (New Jersey Natural Gas Company Project)	3.50	4/1/2042	2,000,000		1,794,412
New Jersey Economic Development Authority, Revenue Bonds, Refunding (New Jersey Natural Gas Company Project)	2.45	4/1/2026	2,250,000	[d]	2,223,674

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.0% (continued)
New Jersey - 82.0% (continued)
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Port Newark Container Terminal)	5.00	10/1/2047	7,500,000	7,679,807
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Provident Group-Montclair Properties) (Insured; Assured Guaranty Municipal Corp.)	5.00	6/1/2042	1,000,000	1,068,061
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. A	5.00	7/1/2033	1,000,000	1,049,856
New Jersey Economic Development Authority, Revenue Bonds, Ser. A	6.25	7/1/2024	75,000	75,179
New Jersey Educational Facilities Authority, Revenue Bonds (Green Bond) Ser. A	4.00	7/1/2050	3,000,000	2,677,020
New Jersey Educational Facilities Authority, Revenue Bonds (Insured; Assured Guaranty Municipal Corp.) Ser. C	4.00	7/1/2050	1,000,000	974,477
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Ramapo College of New Jersey) (Insured; Assured Guaranty Municipal Corp.) Ser. A	4.00	7/1/2052	650,000	625,871
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Ramapo College of New Jersey) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2034	2,000,000	2,146,809
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Ramapo College of New Jersey) Ser. B	5.00	7/1/2042	3,000,000	3,000,000
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (Stockton University) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2035	1,600,000	1,696,667
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (The William Paterson University) (Insured; Build America Mutual) Ser. E	5.00	7/1/2030	2,025,000	2,167,076

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.0% (continued)
New Jersey - 82.0% (continued)
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (The William Paterson University) Ser. C	5.00	7/1/2030	2,255,000	2,355,030
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (The William Paterson University) Ser. C	5.00	7/1/2022	2,165,000	2,165,000
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding (The William Paterson University) Ser. C	5.00	7/1/2029	2,130,000	2,229,949
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding, Ser. B	5.00	3/1/2038	4,470,000	5,131,991
New Jersey Educational Facilities Authority, Revenue Bonds, Refunding, Ser. F	4.00	7/1/2035	1,365,000	1,363,826
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (AtlantiCare Health System Obligated Group)	4.00	7/1/2035	750,000	752,895
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Inspira Health Obligated Group)	5.00	7/1/2042	3,500,000	3,657,164
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (RWJ Barnabas Health Obligated Group)	4.00	7/1/2051	4,000,000	3,829,866
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Valley Health System Obligated Group)	4.00	7/1/2035	1,000,000	990,150
New Jersey Health Care Facilities Financing Authority, Revenue Bonds (Valley Health System Obligated Group)	5.00	7/1/2034	2,000,000	2,138,708
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (AHS Hospital Corp.)	4.00	7/1/2041	7,500,000	7,416,086
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Hackensack Meridian Health Obligated Group) Ser. A	5.00	7/1/2039	1,500,000	1,580,513

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.0% (continued)
New Jersey - 82.0% (continued)
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Inspira Health Obligated Group) Ser. A	4.00	7/1/2041	3,250,000		3,184,173
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Inspira Health Obligated Group) Ser. A	5.00	7/1/2046	3,000,000		3,103,400
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. B	0.00	7/1/2023	2,280,000	[a]	2,239,713
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (Princeton Healthcare System)	5.00	7/1/2039	2,000,000		2,106,333
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (RWJ Barnabas Health Obligated Group) Ser. A	5.00	7/1/2043	3,500,000		3,642,009
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (RWJ Barnabas Health Obligated Group) Ser. B3	5.00	7/1/2026	6,000,000	[d]	6,453,028
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (St. Joseph's Healthcare System Obligated Group)	5.00	7/1/2036	2,790,000		2,880,137
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (St. Joseph's Healthcare System Obligated Group)	5.00	7/1/2041	1,000,000		1,015,686
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Refunding (University Hospital) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2046	2,000,000		2,043,776
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/1/2030	1,575,000		1,721,137
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Refunding, Ser. C	3.63	12/1/2049	2,750,000		2,307,314
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. 1A	5.00	12/1/2027	1,050,000		1,132,839

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.0% (continued)
New Jersey - 82.0% (continued)
New Jersey Higher Education Student Assistance Authority, Revenue Bonds, Ser. B	5.00	12/1/2028	1,450,000		1,579,345
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Refunding, Ser. A	3.75	10/1/2035	1,280,000		1,260,494
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Ser. H	5.00	10/1/2028	485,000		537,715
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Ser. H	5.00	4/1/2028	325,000		358,768
New Jersey Infrastructure Bank, Revenue Bonds (Green Bond)	3.00	9/1/2038	3,075,000		2,739,554
New Jersey Infrastructure Bank, Revenue Bonds, Refunding (Green Bond) (Insured; Municipal Government Guaranteed) Ser. AR2	4.00	9/1/2023	10,000		10,250
New Jersey Infrastructure Bank, Revenue Bonds, Refunding (Green Bond) (Insured; Municipal Government Guaranteed) Ser. AR2	4.00	9/1/2023	2,085,000		2,140,254
New Jersey Institute of Technology, Revenue Bonds, Ser. A	5.00	7/1/2031	3,385,000		3,596,184
New Jersey Rutgers University, Revenue Bonds, Refunding, Ser. M	5.00	5/1/2034	1,600,000		1,721,864
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.00	6/15/2046	2,800,000		2,900,414
New Jersey Transportation Trust Fund Authority, Revenue Bonds	5.25	6/15/2043	3,500,000		3,682,949
New Jersey Transportation Trust Fund Authority, Revenue Bonds (Insured; American Municipal Bond Assurance Corp.) Ser. C	0.00	12/15/2024	1,000,000	[a]	931,007
New Jersey Transportation Trust Fund Authority, Revenue Bonds (Insured; Build America Mutual) Ser. A	0.00	12/15/2028	12,000,000	[a]	9,705,881
New Jersey Transportation Trust Fund Authority, Revenue Bonds (Insured; Build America Mutual) Ser. A	0.00	12/15/2038	6,330,000	[a]	3,149,374
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	5.00	12/15/2031	4,600,000		4,974,048
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/15/2036	6,745,000		7,087,751

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.0% (continued)
New Jersey - 82.0% (continued)
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. A	5.50	12/15/2023	7,000,000	7,330,183
New Jersey Turnpike Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.25	1/1/2027	3,000,000	3,355,354
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. B	5.00	1/1/2040	1,000,000	1,078,510
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. E	5.00	1/1/2031	2,500,000	2,749,897
New Jersey Turnpike Authority, Revenue Bonds, Refunding, Ser. G	5.00	1/1/2035	1,000,000	1,088,195
New Jersey Turnpike Authority, Revenue Bonds, Ser. A	4.00	1/1/2042	5,000,000	5,000,650
New Jersey Turnpike Authority, Revenue Bonds, Ser. A	5.00	1/1/2034	2,000,000	2,093,579
New Jersey Turnpike Authority, Revenue Bonds, Ser. A	5.00	1/1/2031	2,500,000	2,707,367
New Jersey Turnpike Authority, Revenue Bonds, Ser. A	5.00	1/1/2035	1,500,000	1,611,838
New Jersey Turnpike Authority, Revenue Bonds, Ser. E	5.00	1/1/2045	4,000,000	4,165,205
Newark, GO, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	10/1/2028	750,000	833,767
Ocean County, GO, Ser. A	3.00	8/1/2033	2,145,000	2,027,096
Salem County Pollution Control Financing Authority, Revenue Bonds, Refunding (Chambers Project) Ser. A	5.00	12/1/2023	385,000	395,945
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2042	1,500,000	1,524,404
South Jersey Port Corp., Revenue Bonds, Ser. B	5.00	1/1/2048	2,830,000	2,861,064
South Jersey Port Corp., Revenue Bonds, Ser. P2	5.75	1/1/2023	4,000,000	4,009,676
South Jersey Transportation Authority, Revenue Bonds, Ser. A	4.00	11/1/2050	1,000,000	866,322
The Atlantic County Improvement Authority, Revenue Bonds (Stockton University) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	7/1/2048	3,000,000	3,160,370
The Camden County Improvement Authority, Revenue Bonds (Cooper Health System Obligated Group)	5.75	2/15/2042	5,000,000	5,066,975

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 97.0% (continued)
New Jersey - 82.0% (continued)
The Camden County Improvement Authority, Revenue Bonds (Insured; County Guaranteed) Ser. A	5.00	1/15/2032	2,695,000		2,908,057
The Camden County Improvement Authority, Revenue Bonds (Insured; County Guaranteed) Ser. A	5.00	1/15/2031	3,000,000		3,242,429
The Camden County Improvement Authority, Revenue Bonds, Refunding (Cooper Health System Project)	5.00	2/15/2034	1,000,000		1,016,102
The Camden County Improvement Authority, Revenue Bonds, Refunding (Rowan University Foundation Project) (Insured; Build America Mutual) Ser. A	5.00	7/1/2035	5,165,000		5,750,907
The Gloucester County Improvement Authority, Revenue Bonds (Rowan University) (Insured; Build American Mutual)	4.00	7/1/2046	725,000		695,234
The Gloucester County Improvement Authority, Revenue Bonds (Rowan University) (Insured; Build American Mutual)	4.00	7/1/2051	1,200,000		1,143,195
The Gloucester County Improvement Authority, Revenue Bonds, Refunding (Rowan University Foundation Project) (Insured; Assured Guaranty Municipal Corp.) Ser. A	5.00	11/1/2030	1,000,000		1,085,776
The Gloucester County Industrial Pollution Control Financing Authority, Revenue Bonds, Refunding, Ser. A	5.00	12/1/2024	505,000		528,196
The Monmouth County Improvement Authority, Revenue Bonds, Refunding (Insured; County Guaranteed)	5.00	2/15/2031	625,000		686,645
The Rahway Valley Sewerage Authority, Revenue Bonds (Insured; National Public Finance Guarantee Corp.) Ser. A	0.00	9/1/2030	7,550,000	[a]	5,768,520
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.00	6/1/2046	7,045,000		7,221,934
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. A	5.25	6/1/2046	3,850,000		4,006,221
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. B	3.20	6/1/2027	30,000		30,002

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.0% (continued)
New Jersey - 82.0% (continued)
Tobacco Settlement Financing Corp., Revenue Bonds, Refunding, Ser. B	5.00	6/1/2046	5,000,000	5,002,295
				296,352,002
New York - 12.6%
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 186	5.00	10/15/2044	9,730,000	9,983,286
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 197	5.00	11/15/2033	7,000,000	7,355,122
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 212	4.00	9/1/2038	2,000,000	1,990,359
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 222	4.00	7/15/2038	3,000,000	2,985,716
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 222	4.00	7/15/2037	3,000,000	2,991,085
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 222	5.00	7/15/2034	2,010,000	2,237,323
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 178	5.00	12/1/2024	2,000,000	2,068,538
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 184	5.00	9/1/2032	3,000,000	3,168,851
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 185	5.00	9/1/2031	2,270,000	2,345,878
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 218	5.00	11/1/2049	6,900,000	7,341,790
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 93rd	6.13	6/1/2094	3,000,000	3,177,500
				45,645,448
Pennsylvania - 1.6%
Delaware River Joint Toll Bridge Commission, Revenue Bonds	5.00	7/1/2037	2,500,000	2,711,196
Delaware River Joint Toll Bridge Commission, Revenue Bonds, Refunding, Ser. B	5.00	7/1/2032	1,000,000	1,127,964
Delaware River Joint Toll Bridge Commission, Revenue Bonds, Ser. A	5.00	7/1/2031	600,000	678,975
Delaware River Port Authority, Revenue Bonds, Ser. A	5.00	1/1/2038	1,200,000	1,288,502
				5,806,637

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 97.0% (continued)
U.S. Related - .8%
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. CC	5.25	7/1/2034	3,000,000	3,068,699
Total Investments (cost $363,106,396)			97.0%	350,872,786
Cash and Receivables (Net)			3.0%	10,667,242
Net Assets			100.0%	361,540,028

a Security issued with a zero coupon. Income is recognized through the accretion of discount.

b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2022, these securities were valued at $1,782,918 or .49% of net assets.

d These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

Portfolio Summary (Unaudited) †	Value (%)
Transportation	25.1
General	19.8
Medical	14.7
Education	13.4
Development	7.1
Tobacco Settlement	4.5
Water	2.9
Student Loan	1.9
General Obligation	1.5
Housing	1.2
Pollution	1.1
School District	1.0
Prerefunded	.9
Facilities	.8
Single Family Housing	.6
Nursing Homes	.5
97.0

† Based on net assets.

See notes to financial statements.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Notes	BSBY	Bloomberg Short-Term Bank Yield Index
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EFFR	Effective Federal Funds Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
IDC	Industrial Development Corporation	LIBOR	London Interbank Offered Rate
LOC	Letter of Credit	LR	Lease Revenue
NAN	Note Anticipation Notes	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
OBFR	Overnight Bank Funding Rate	PILOT	Payment in Lieu of Taxes
PRIME	Prime Lending Rate	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RIB	Residual Interest Bonds	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Notes	TRAN	Tax and Revenue Anticipation Notes
U.S. T-BILL	U.S. Treasury Bill Money Market Yield	XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2022 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	363,106,396	350,872,786
Cash		13,306,704
Interest receivable		4,914,614
Receivable for shares of Common Stock subscribed		39,175
Prepaid expenses		38,343
		369,171,622
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		224,485
Payable for investment securities purchased		7,229,556
Payable for shares of Common Stock redeemed		119,372
Directors’ fees and expenses payable		4
Other accrued expenses		58,177
		7,631,594
Net Assets ($)		361,540,028
Composition of Net Assets ($):
Paid-in capital		372,373,419
Total distributable earnings (loss)		(10,833,391)
Net Assets ($)		361,540,028

Net Asset Value Per Share	Class A	Class C	Class I	Class Y	Class Z
Net Assets ($)	266,257,531	631,687	19,539,930	919	75,109,961
Shares Outstanding	22,772,797	54,082	1,671,141	78.31	6,422,850
Net Asset Value Per Share ($)	11.69	11.68	11.69	11.74	11.69

See notes to financial statements.

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2022 (Unaudited)

Investment Income ($):
Interest Income	6,048,985
Expenses:
Management fee—Note 3(a)	1,141,326
Shareholder servicing costs—Note 3(c)	452,778
Professional fees	48,421
Registration fees	35,684
Prospectus and shareholders’ reports	11,522
Chief Compliance Officer fees—Note 3(c)	11,497
Directors’ fees and expenses—Note 3(d)	11,489
Loan commitment fees—Note 2	3,784
Custodian fees—Note 3(c)	3,593
Distribution fees—Note 3(b)	3,214
Miscellaneous	21,586
Total Expenses	1,744,894
Less—reduction in expenses due to undertaking—Note 3(a)	(221,026)
Net Expenses	1,523,868
Net Investment Income	4,525,117
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	224
Net change in unrealized appreciation (depreciation) on investments	(42,286,770)
Net Realized and Unrealized Gain (Loss) on Investments	(42,286,546)
Net (Decrease) in Net Assets Resulting from Operations	(37,761,429)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Operations ($):
Net investment income	4,525,117	9,543,918
Net realized gain (loss) on investments	224	1,252,470
Net change in unrealized appreciation (depreciation) on investments	(42,286,770)	(3,857,438)
Net Increase (Decrease) in Net Assets Resulting from Operations	(37,761,429)	6,938,950
Distributions ($):
Distributions to shareholders:
Class A	(3,956,733)	(6,969,480)
Class C	(8,820)	(18,342)
Class I	(275,705)	(434,872)
Class Y	(14)	(25)
Class Z	(1,186,935)	(2,077,200)
Total Distributions	(5,428,207)	(9,499,919)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	6,151,426	11,662,637
Class C	5,763	131,904
Class I	6,772,181	4,929,244
Class Z	844,754	4,096,086
Distributions reinvested:
Class A	3,159,855	5,436,509
Class C	8,816	17,548
Class I	274,584	429,992
Class Z	989,362	1,710,406
Cost of shares redeemed:
Class A	(21,060,758)	(26,469,676)
Class C	(317,626)	(817,255)
Class I	(4,048,554)	(4,129,378)
Class Z	(4,651,660)	(6,019,617)
Increase (Decrease) in Net Assets from Capital Stock Transactions	(11,871,857)	(9,021,600)
Total Increase (Decrease) in Net Assets	(55,061,493)	(11,582,569)
Net Assets ($):
Beginning of Period	416,601,521	428,184,090
End of Period	361,540,028	416,601,521

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Capital Share Transactions (Shares):
Class Aa,b
Shares sold	503,015	887,207
Shares issued for distributions reinvested	260,344	414,452
Shares redeemed	(1,733,614)	(2,015,387)
Net Increase (Decrease) in Shares Outstanding	(970,255)	(713,728)
Class Ca
Shares sold	452	10,063
Shares issued for distributions reinvested	726	1,339
Shares redeemed	(26,441)	(62,058)
Net Increase (Decrease) in Shares Outstanding	(25,263)	(50,656)
Class I
Shares sold	566,260	375,802
Shares issued for distributions reinvested	22,660	32,784
Shares redeemed	(336,644)	(315,064)
Net Increase (Decrease) in Shares Outstanding	252,276	93,522
Class Zb
Shares sold	69,497	311,919
Shares issued for distributions reinvested	81,513	130,385
Shares redeemed	(379,714)	(458,696)
Net Increase (Decrease) in Shares Outstanding	(228,704)	(16,392)

[a]	During the period ended December 31, 2021, 1,372 Class C shares representing $18,016 were automatically converted to 1,370 Class A shares.
[b]	During the period ended December 31, 2021, 969 Class A shares representing $12,637 were exchanged for 970 Class Z shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Six Months Ended
	June 30, 2022	Year Ended December 31,
Class A Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	13.06	13.14	12.95	12.53	12.95	12.64
Investment Operations:
Net investment income[a]	.14	.29	.32	.36	.39	.41
Net realized and unrealized gain (loss) on investments	(1.34)	(.08)	.21	.49	(.25)	.31
Total from Investment Operations	(1.20)	.21	.53	.85	.14	.72
Distributions:
Dividends from net investment income	(.14)	(.29)	(.32)	(.36)	(.39)	(.40)
Dividends from net realized gain on investments	(.03)	-	(.02)	(.07)	(.17)	(.01)
Total Distributions	(.17)	(.29)	(.34)	(.43)	(.56)	(.41)
Net asset value, end of period	11.69	13.06	13.14	12.95	12.53	12.95
Total Return (%)[b]	(9.23)[c]	1.60	4.15	6.82	1.17	5.64
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.96[d]	.95	.95	.95	.95	.95
Ratio of net expenses to average net assets	.85[d]	.85	.85	.85	.85	.85
Ratio of net investment income to average net assets	2.33[d]	2.21	2.46	2.80	3.09	3.20
Portfolio Turnover Rate	4.57[c]	10.36	14.13	17.36	13.71	11.13
Net Assets, end of period ($ x 1,000)	266,258	310,130	321,410	327,410	317,888	338,412

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

Six Months Ended
	June 30, 2022	Year Ended December 31,
Class C Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	13.05	13.13	12.93	12.51	12.93	12.62
Investment Operations:
Net investment income[a]	.10	.19	.22	.26	.30	.32
Net realized and unrealized gain (loss) on investments	(1.34)	(.08)	.22	.49	(.26)	.30
Total from Investment Operations	(1.24)	.11	.44	.75	.04	.62
Distributions:
Dividends from net investment income	(.10)	(.19)	(.22)	(.26)	(.29)	(.30)
Dividends from net realized gain on investments	(.03)	-	(.02)	(.07)	(.17)	(.01)
Total Distributions	(.13)	(.19)	(.24)	(.33)	(.46)	(.31)
Net asset value, end of period	11.68	13.05	13.13	12.93	12.51	12.93
Total Return (%)[b]	(9.58)[c]	.84	3.45	6.04	.34	4.94
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.89[d]	1.84	1.79	1.76	1.75	1.73
Ratio of net expenses to average net assets	1.60[d]	1.60	1.60	1.60	1.60	1.60
Ratio of net investment income to average net assets	1.57[d]	1.46	1.74	2.06	2.35	2.46
Portfolio Turnover Rate	4.57[c]	10.36	14.13	17.36	13.71	11.13
Net Assets, end of period ($ x 1,000)	632	1,035	1,707	3,619	4,493	6,301

a Based on average shares outstanding.

b Exclusive of sales charge.

c Not annualized.

d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	June 30, 2022	Year Ended December 31,
Class I Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	13.06	13.14	12.95	12.53	12.95	12.64
Investment Operations:
Net investment income[a]	.16	.32	.35	.39	.42	.45
Net realized and unrealized gain (loss) on investments	(1.34)	(.08)	.21	.49	(.25)	.30
Total from Investment Operations	(1.18)	.24	.56	.88	.17	.75
Distributions:
Dividends from net investment income	(.16)	(.32)	(.35)	(.39)	(.42)	(.43)
Dividends from net realized gain on investments	(.03)	-	(.02)	(.07)	(.17)	(.01)
Total Distributions	(.19)	(.32)	(.37)	(.46)	(.59)	(.44)
Net asset value, end of period	11.69	13.06	13.14	12.95	12.53	12.95
Total Return (%)	(9.12)[b]	1.85	4.41	7.09	1.36	5.99
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.73[c]	.72	.72	.73	.72	.71
Ratio of net expenses to average net assets	.60[c]	.60	.60	.60	.60	.60
Ratio of net investment income to average net assets	2.57[c]	2.45	2.71	3.04	3.35	3.44
Portfolio Turnover Rate	4.57[b]	10.36	14.13	17.36	13.71	11.13
Net Assets, end of period ($ x 1,000)	19,540	18,535	17,419	15,642	12,576	17,269

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

Six Months Ended
	June 30, 2022	Year Ended December 31,
Class Y Share	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	13.11	13.19	13.00	12.58	12.99	12.64
Investment Operations:
Net investment income[a]	.16	.32	.35	.39	.43	.44
Net realized and unrealized gain (loss) on investments	(1.34)	(.08)	.20	.49	(.25)	.35
Total from Investment Operations	(1.18)	.24	.55	.88	.18	.79
Distributions:
Dividends from net investment income	(.16)	(.32)	(.34)	(.39)	(.42)	(.43)
Dividends from net realized gain on investments	(.03)	-	(.02)	(.07)	(.17)	(.01)
Total Distributions	(.19)	(.32)	(.36)	(.46)	(.59)	(.44)
Net asset value, end of period	11.74	13.11	13.19	13.00	12.58	12.99
Total Return (%)	(9.07)[b]	1.75	4.43	7.07	1.50	6.32
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.70[c]	1.49	.76	.71	.75	.67
Ratio of net expenses to average net assets	.60[c]	.60	.60	.60	.60	.60
Ratio of net investment income to average net assets	2.59[c]	2.42	2.81	3.04	3.30	3.52
Portfolio Turnover Rate	4.57[b]	10.36	14.13	17.36	13.71	11.13
Net Assets, end of period ($ x 1,000)	1	1	1	133	105	13

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	June 30, 2022	Year Ended December 31,
Class Z Shares	(Unaudited)	2021	2020	2019	2018	2017
Per Share Data ($):
Net asset value, beginning of period	13.06	13.14	12.95	12.53	12.95	12.64
Investment Operations:
Net investment income[a]	.15	.31	.35	.39	.42	.44
Net realized and unrealized gain (loss) on investments	(1.34)	(.08)	.20	.49	(.25)	.31
Total from Investment Operations	(1.19)	.23	.55	.88	.17	.75
Distributions:
Dividends from net investment income	(.15)	(.31)	(.34)	(.39)	(.42)	(.43)
Dividends from net realized gain on investments	(.03)	-	(.02)	(.07)	(.17)	(.01)
Total Distributions	(.18)	(.31)	(.36)	(.46)	(.59)	(.44)
Net asset value, end of period	11.69	13.06	13.14	12.95	12.53	12.95
Total Return (%)	(9.14)[b]	1.79	4.38	7.07	1.31	5.94
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.78[c]	.77	.76	.77	.76	.76
Ratio of net expenses to average net assets	.66[c]	.66	.65	.65	.65	.65
Ratio of net investment income to average net assets	2.53[c]	2.39	2.69	3.04	3.31	3.40
Portfolio Turnover Rate	4.57[b]	10.36	14.13	17.36	13.71	11.13
Net Assets, end of period ($ x 1,000)	75,110	86,900	87,648	89,765	91,648	102,772

a Based on average shares outstanding.

b Not annualized.

c Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon New Jersey Municipal Bond Fund, Inc. (the “fund”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), is a non-diversified open-end management investment company. The fund’s investment objective is to seek as high a level of current income exempt from federal and New Jersey income taxes as is consistent with the preservation of capital. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Insight North America LLC (the “Sub-Adviser”), a wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-adviser.

BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 775 million shares of $.001 par value Common Stock. The fund currently has authorized five classes of shares: Class A (200 million shares authorized), Class C (150 million shares authorized), Class I (150 million shares authorized), Class Y (150 million shares authorized) and Class Z (125 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY Mellon and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class Z shares are sold at net asset value per share to certain shareholders of the fund. Class Z shares generally are not available for new accounts and bear Shareholder Services Plan fees. Class I, Class Y and Class Z shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of June 30, 2022, MBC Investments Corporation, an indirect subsidiary of BNY Mellon, held all of the outstanding Class Y shares of the fund.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Debt investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	-	350,872,786	-	350,872,786

† See Statement of Investments for additional detailed categorizations, if any.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

(d) Dividends and distributions to shareholders: It is the policy of the fund to declare dividends daily from net investment income. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2022, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2022, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2021 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2021 was as follows: tax-exempt income $9,499,919. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(f) New accounting pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), and in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the LIBOR and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 and ASU 2021-01 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Bank Lines of Credit:

The fund participates with other long-term open-end funds managed by the Adviser in a $823.5 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY Mellon (the “BNYM Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $688.5 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $135 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNYM Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2022, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from January 1, 2022 through April 29, 2023, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the direct expenses of none of the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .60% of the value of the fund’s average daily net assets. On or after April 29, 2023, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $221,026 during the period ended June 30, 2022.

Pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .288% of the value of the fund’s average daily net assets.

During the period ended June 30, 2022, the Distributor retained $196 from commissions earned on sales of the fund’s Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended June 30, 2022, Class C shares were charged $3,214 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended June 30, 2022, Class A and Class C shares were charged $352,878 and $1,071, respectively, pursuant to the Shareholder Services Plan.

Under the Shareholder Services Plan, Class Z shares reimburse the Distributor at an amount not to exceed an annual rate of .25% of the value of Class Z shares’ average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class Z shares,

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and services related to the maintenance of shareholder accounts. During the period ended June 30, 2022, Class Z shares were charged $22,697 pursuant to the Shareholder Services Plan.

The fund has arrangements with BNY Mellon Transfer, Inc., (the “Transfer Agent”) and The Bank of New York Mellon (the “Custodian”), both a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as shareholder servicing costs and includes custody net earnings credits, if any, as an expense offset in the Statement of Operations.

The fund compensates the Transfer Agent, under a transfer agency agreement for providing transfer agency and cash management services inclusive of earnings credits, if any, for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2022, the fund was charged $48,499 for transfer agency services, inclusive of earnings credit, if any. These fees are included in Shareholder servicing costs in the Statement of Operations.

The fund compensates the Custodian under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended June 30, 2022, the fund was charged $3,593 pursuant to the custody agreement.

The fund compensates the Custodian under a shareholder redemption draft processing agreement for providing certain services related to the fund’s check writing privilege. During the period ended June 30, 2022, the fund was charged $2,590 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended June 30, 2022, the fund was charged $11,497 for services performed by the Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.

The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: management fee of $178,956, Distribution Plan fees of $401, Shareholder Services Plan fees of $59,056, Custodian fees of $2,325, Chief Compliance Officer fees of $6,243 and Transfer Agent fees of $16,555, which are offset against an expense reimbursement currently in effect in the amount of $39,051.

(d) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended June 30, 2022, amounted to $17,389,765 and $34,653,041, respectively.

At June 30, 2022, accumulated net unrealized depreciation on investments was $12,233,610, consisting of $4,532,095 gross unrealized appreciation and $16,765,705 gross unrealized depreciation.

At June 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on March 8-9, 2022, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Insight North America LLC (the “Sub-Adviser”) provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper, which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional New Jersey municipal debt funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional New Jersey municipal debt funds (the “Performance Universe”), all for various periods ended December 31, 2021, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of all institutional New Jersey municipal debt funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods, except the ten-year periods when total return performance was above the Performance Universe median. The Board considered the relative proximity of the fund’s performance to the Performance Group and Performance Universe medians in certain periods when total return performance was below median. The Board also considered that the fund’s yield performance was at or below the Performance Group median for seven of the ten one-year periods, and was above the Performance Universe median for each one-year period, ended December 31, 2021. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was noted that the fund’s returns were above the returns of the index in seven of the ten calendar years shown.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for a fee waiver arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.

The Board considered that the fund’s contractual management fee was higher than the Expense Group median contractual management fee, the fund’s actual management fee was higher than the Expense Group median and higher than the Expense Universe median actual management fee and the fund’s total expenses were higher than the Expense Group median and higher than the Expense Universe median total expenses.

Representatives of the Adviser stated that the Adviser has contractually agreed, until April 29, 2023, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .60% of the fund’s average daily net assets.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-ADVISORY AGREEMENTS (Unaudited) (continued)

Representatives of the Adviser noted that there were no other funds advised by the Adviser that are in the same Lipper category as the fund or separate accounts and/or other types of client portfolios advised by the Adviser or Sub-Adviser that are considered to have similar investment strategies and policies as the fund.

The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.

Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.

• The Board generally was satisfied with the fund’s overall performance.

• The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

Effective June 1, 2019, the fund adopted a liquidity risk management program (the “Liquidity Risk Management Program”) pursuant to the requirements of Rule 22e-4 under the Investment Company Act of 1940, as amended. Rule 22e-4 requires registered open-end funds, including mutual funds and exchange-traded funds but not money market funds, to establish liquidity risk management programs in order to effectively manage fund liquidity and shareholder redemptions. The rule is designed to mitigate the risk that a fund could not meet redemption requests without significantly diluting the interests of remaining investors.

The rule requires the fund to assess, manage and review their liquidity risk at least annually considering applicable factors such as investment strategy and liquidity during normal and foreseeable stressed conditions, including whether the strategy is appropriate for an open-end fund and whether the fund has a relatively concentrated portfolio or large positions in particular issuers. The fund must also assess its use of borrowings and derivatives, short-term and long-term cash flow projections in normal and stressed conditions, holdings of cash and cash equivalents, and borrowing arrangements and other funding sources.

The rule also requires the fund to classify its investments as highly liquid, moderately liquid, less liquid or illiquid based on the number of days the fund expects it would take to liquidate the investment, and to review these classifications at least monthly or more often under certain conditions. The periods range from three or fewer business days for a highly liquid investment to greater than seven calendar days for settlement of a less liquid investment. Illiquid investments are those a fund does not expect to be able to sell or dispose of within seven calendar days without significantly changing the market value. The fund is prohibited from acquiring an investment if, after the acquisition, its holdings of illiquid assets will exceed 15% of its net assets. In addition, if a fund permits redemptions in-kind, the rule requires the fund to establish redemption in-kind policies and procedures governing how and when it will engage in such redemptions.

Pursuant to the rule’s requirements, the Liquidity Risk Management Program has been reviewed and approved by the Board. Furthermore, the Board has received a written report prepared by the Program’s Administrator that addresses the operation of the Program, assesses its adequacy and effectiveness and describes any material changes made to the Program.

Assessment of Program

In the opinion of the Program Administrator, the Program approved by the Board continues to be adequate for the fund and the Program has been implemented effectively. The Program Administrator has monitored the fund’s liquidity risk and the liquidity classification of the securities held by the fund and has determined that the Program is operating effectively.

During the period from January 1, 2021 to December 31, 2021, there were no material changes to the Program and no material liquidity events that impacted the fund. During the period, the fund held sufficient highly liquid assets to meet fund redemptions.

Under normal expected foreseeable fund redemption forecasts and foreseeable stressed fund redemption forecasts, the Program Administrator believes that the fund maintains sufficient highly liquid assets to meet expected fund redemptions.

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For More Information

BNY Mellon New Jersey Municipal Bond Fund, Inc.

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Sub-Adviser

Insight North America LLC
200 Park Avenue, 7th Floor

New York, NY 10166

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, NY 10286

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, NY 10286

Ticker Symbols:	Class A: DRNJX Class C: DCNJX Class I: DNMIX Class Y: DNJYX Class Z: DZNJX

Telephone Call your financial representative or 1-800-373-9387

Mail The BNY Mellon Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@bnymellon.com

Internet Information can be viewed online or downloaded at www.im.bnymellon.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

© 2022 BNY Mellon Securities Corporation 0750SA0622

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon New Jersey Municipal Bond Fund, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: August 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: August 22, 2022

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: August 18, 2022

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)